Notes to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flows Explanatory Notes [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

												Group
						2021						2020
	Balance sheet line item						Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total(1)
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	43,679	2,556	2,241	100	—	48,576	50,171	3,528	2,241	138	—	56,078
Proceeds from issue of debt securities	2,847	—	—	—	—	2,847	5,586	—	—	—	—	5,586
Repayment of debt securities	(13,724)	—	—	—	—	(13,724)	(12,348)	—	—	—	—	(12,348)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)	—	(939)	—	—	—	(939)
Issue of other equity instruments	—	—	450	—	—	450	—	—	—	—	—	—
Repurchase of other equity instruments	—	—	(500)	—	—	(500)	—	—	—	—	—	—
Payment of lease liability	—	—	—	(25)	—	(25)	—	—	—	(46)	—	(46)
Dividends paid	—	—	—	—	(1,506)	(1,506)	—	—	—	—	(282)	(282)
Liability-related other changes	(473)	(4)	—	59	—	(418)	(243)	(10)	—	8	—	(245)
Non-cash changes:				—						—
– Unrealised foreign exchange	(930)	14	—	—	—	(916)	359	(6)	—	—	—	353
– Other changes	181	(334)	—	—	1,506	1,353	154	(17)	—	—	282	419
At 31 December	31,580	2,228	2,191	134	—	36,133	43,679	2,556	2,241	100	—	48,576

(1) Restated for 2020 to include changes in liabilities arising from financing activities relating to lease liabilities.